Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Other Capital Reserve	Retained Earnings	Accumulated other comprehensive income (loss)
Equity at beginning of period at Sep. 30, 2024	€ 2,625,019		€ 2,168,495	€ 68,920	€ 417,578	€ (29,974)
Number of units or Shares outstanding at Sep. 30, 2024		187,829,202
Net profit	125,232				125,232
Other comprehensive income (loss)	42,428					42,428
Total comprehensive income	167,660				125,232	42,428
Equity-settled share-based compensation expense	243			243
Equity at end of period at Mar. 31, 2025	2,792,922		2,168,495	69,163	542,810	12,454
Number of units or Shares outstanding at Mar. 31, 2025		187,829,202
Equity at beginning of period at Sep. 30, 2025	2,722,726		1,992,302	68,920	765,905	(104,401)
Number of units or Shares outstanding at Sep. 30, 2025		183,906,056
Net profit	132,414				132,414
Other comprehensive income (loss)	37,827					37,827
Total comprehensive income	170,241				132,414	37,827
Equity-settled share-based compensation expense	220			220
Equity at end of period at Mar. 31, 2026	€ 2,893,187		€ 1,992,302	€ 69,140	€ 898,319	€ (66,574)
Number of units or Shares outstanding at Mar. 31, 2026		183,906,056